VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2015
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	June 30, 2015	December 31, 2014
Cost	1,595,800	1,715,510
Accumulated depreciation	(281,761)	(338,377)
Vessels and equipment, net	1,314,039	1,377,133